LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

7.           LEASES

The Group has operating leases for office space, land use right, warehouses and vehicles and finance leases for vehicles as a lessee.

The Group’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have terms ranging from one to five years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Group’s operating lease ROU assets or operating lease liabilities since those options were not reasonably certain to be exercised. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligations. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance.

The components of lease costs were as follows:

	Years ended December 31,
	2023	2024	2025
Operating lease costs	5,359	5,050	4,142
Short-term lease costs	309	218	196
Financing lease costs:
Amortization of ROU assets	28	24	—
Interests	4	—	—
Sublease income (1)	—	(1,351)	(1,965)
Total lease costs	5,700	3,941	2,373

	December 31,
	2024	2025
Operating Leases
Land use right, net	1,449	1,482
Operating lease right-of-use assets (excluding land use right)	8,481	4,586
Total operating lease right-of-use assets	9,930	6,068
Operating lease liabilities, current	4,047	2,818
Operating lease liabilities, non-current	4,780	1,886
Total operating lease liabilities	8,827	4,704

	December 31,
	2024	2025
Weighted-average remaining lease term
Land use right	49.25	48.25
Operating leases	2.53	1.82
Weighted-average discount rate
Land use right	—	—
Operating leases	3.23%	3.31%

	Years ended December 31,
Other information	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	5,707	5,152	4,272
Operating cash flows from financing leases	44	34	—
Financing cash flows from financing leases	4	—	—

(1) For the year ended December 31, 2025, the Group recognized sublease income of $1,965 (2024: $1,351), and incurred sublease cost of $1,291 (2024: $727).

For the years ended December 31, 2023, 2024 and 2025, the Group incurred total operating lease and short-term lease costs of $5,668, $5,268 and $4,338, respectively.

Future minimum lease payments for operating leases as of December 31, 2025 are as follows:

Operating Leases
2026	2,914
2027	1,513
2028	312
2029	90
2030 and thereafter	—
Total minimum lease payments	4,829
Less: Imputed interest	(125)
Total lease liability balance	4,704
Minimum payments related to leases not yet commenced as of December 31, 2025	—